Note 2 - Summary of Significant Accounting Policies: Cash and Equivalents (Policies)	6 Months Ended
Jun. 30, 2012
Cash and Equivalents:
Cash and Equivalents	Cash and equivalents Cash and equivalents include investments with initial maturities of one year or less.